Significant Accounting Policies (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Parentheticals) - Fair Value, Inputs, Level 3 [Member] - shares
	12 Months Ended
	Dec. 31, 2021	Sep. 23, 2021
Schedule of Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs [Line Items]
Warrants, shares	8,000,000
Exchange for additional ordinary shares		5,428,572